Net income (loss) per common share - Reconciliation of denominator used for calculation of basic and diluted net income per common share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Denominator for basic net income (loss) per common share (in shares)	76,039,118	76,196,395
Effect of dilutive stock options (in shares)	7,028	0
Effect of dilutive TSARS (in shares)	197,631	0
Denominator for diluted net income (loss) per common share (in shares)	76,243,777	76,196,395